BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Going concern (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Total comprehensive loss	₺ (2,921,432)	₺ (2,027,669)	₺ (939,898)
Accumulated deficit	(7,372,309)	(4,450,877)
Cash and cash equivalents	₺ 5,266,008	₺ 6,264,371	₺ 1,324,792